Income taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 5,553	$ 4,980	$ 6,882	$ 26,799	$ 20,314	$ 7,123
Exchange variation (not taxable) or not deductible	96	(188)	114	26	265	5,162
Income before income taxes, equity results and noncontrolling interests after exchange variation	5,649	4,792	6,996	26,825	20,579	12,285
Tax at Brazilian composite rate	(1,921)	(1,631)	(2,379)	(9,121)	(6,997)	(4,177)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	383	578	369	1,655	995	502
Difference on tax rates of foreign income	117	331	699	1,415	1,673	1,079
Tax incentives	274	67	198	704	642	148
Social contribution contingency payment		506		506
Reversal/Constitution of provisions for loss of tax loss carryfoward	(156)			(297)
Other non-taxable, income/non deductible expenses	156	(202)	(24)	(144)	(18)	348
Income taxes per consolidated statements of income	(1,147)	(351)	(1,137)	(5,282)	(3,705)	(2,100)
Brazil
Income taxes
Applicable statutory composite enacted tax rate (as a percent)				34.00%
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	5,259	4,187	5,581	21,267	16,586	10,024
Income before income taxes, equity results and noncontrolling interests after exchange variation	5,259	4,187	5,581	21,267	16,586	10,024
Tax at Brazilian composite rate	(1,788)	(1,424)	(1,898)	(7,231)	(5,639)	(3,408)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	383	578	369	1,655	995	502
Tax incentives	274	67	198	704	642	148
Social contribution contingency payment		506		506
Reversal/Constitution of provisions for loss of tax loss carryfoward	129			129
Other non-taxable, income/non deductible expenses	63	36	82	48	13	100
Income taxes per consolidated statements of income	(939)	(237)	(1,249)	(4,189)	(3,989)	(2,658)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	294	793	1,301	5,532	3,728	(2,901)
Exchange variation (not taxable) or not deductible	96	(188)	114	26	265	5,162
Income before income taxes, equity results and noncontrolling interests after exchange variation	390	605	1,415	5,558	3,993	2,261
Tax at Brazilian composite rate	(133)	(207)	(481)	(1,890)	(1,358)	(769)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	117	331	699	1,415	1,673	1,079
Reversal/Constitution of provisions for loss of tax loss carryfoward	(285)			(426)
Other non-taxable, income/non deductible expenses	93	(238)	(106)	(192)	(31)	248
Income taxes per consolidated statements of income	$ (208)	$ (114)	$ 112	$ (1,093)	$ 284	$ 558